Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement benefits [Abstract]
Schedule of consolidated financial statements
	Year ended December 31,
	2022	2021
Change in benefit obligation
Projected benefit obligation at the beginning	230,588	205,139
Interest costs	11,676	10,174
Service costs	52,170	49,243
Actuarial gain	(31,227)	(14,553)
Benefits paid	(6,602)	(14,634)
Effect of exchange rate changes	(23,827)	(4,781)
Projected benefit obligation at the end	232,778	230,588

Amounts recognized in the consolidated balance sheets consist of:
Current liabilities (recorded under accrued expenses and other current liabilities)	44,493	44,277
Non-current liabilities (recorded under other liabilities)	188,285	186,311
Unfunded amount recognized	232,778	230,588

Schedule of net defined benefit plan costs
	Year ended December 31,
	2022	2021
Interest costs	11,676	10,174
Service costs	52,170	49,243
Actuarial gain	(31,227)	(14,553)
Total	32,619	44,864

Schedule of principal assumptions used in determining gratuity
	As of December 31,
	2022	2021
Discount rate	7%	5%
Rate of increase in compensation per annum	15%	15%
Retirement age (in years)	58	58

Schedule of expected benefit plan payments
Year ending December 31,	Amounts
2023	38,780
2024	38,166
2025	37,111
2026	34,401
2027	33,544
Thereafter	95,701
277,703